Cover	Sep. 09, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 9, 2021, FVCBankcorp, Inc. (the "Company") filed a Current Report on Form 8-K (the "Initial Form 8-K") to disclose a presentation posted on the Company's Investor relations website. The sole purpose of this Current Report on Form 8-K/A is to amend the Initial Form 8-K to correct errors to information disclosed on page 9 of the presentation pertaining to the Company's lending guidelines. For convenience, the entire presentation has been re-filed as Exhibit 99.1 to this Current Report on Form 8-K/A. All of the other items disclosed in the presentation included in the Initial Form 8-K/A remain the same.
Document Period End Date	Sep. 09, 2021
Entity File Number	001-38647
Entity Registrant Name	FVCBankcorp, Inc.
Entity Central Index Key	0001675644
Entity Tax Identification Number	47-5020283
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	11325 Random Hills Road
Entity Address, City or Town	Fairfax
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22030
City Area Code	703
Local Phone Number	436-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FVCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true